Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]
	March 31, 202 2	March 31, 2021
Trade payables	4,969,507	3,609,680
Advance from customers	1,050,899	376,487
Accrued expenses	4,106,167	4,326,210
Other payables	1,210,314	911,576
	11,336,886	9,223,953

Financial liabilities included in trade and other payables	10,510,409	8,193,923